Line of Credit (Details Textual) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 19, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020
Line of Credit (Textual)
Interest expense		$ 337	$ 0	$ 267,640	$ 72,110	$ 463	$ 0
Line of Credit	$ 200,000	$ 589		$ 589
Gross value	5,000
Payment value	$ 368
Proceeds and draw fees								$ 1,692
Payments draw, description				nine payments had been made against this draw of approximately $368 each. Such payments will continue to be automatically deducted from the corporate checking account until the draw and all fees have been paid in full.